Line of Credit - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2021	Dec. 31, 2020
Line of credit		$ 0	$ 3,910
UBS [Member]
Interest payable, Current			$ 10
UBS [Member] | Line of Credit [Member]
Debt issuance costs, Line of credit arrangements, Net	$ 0
Line of credit facility, Description	There is no stated maturity date, there are no financial covenants and the amount of line of credit is solely dependent upon the total amount of assets the Company holds with UBS at any given point.
Repayment of line of credit		$ 3,900
Agreement termination month year		2021-03